Schedule of Investments
July 31, 2024 (Unaudited)

LSV U.S. Managed Volatility Fund
	Shares	Value (000)
Common Stock (99.4%)
Communication Services (8.7%)
AT&T	38,700	$745
Cogeco Communications	2,900	133
Comcast, Cl A	13,400	553
Fox	6,300	240
Nippon Telegraph & Telephone ADR	4,500	120
SK Telecom ADR	7,713	173
T-Mobile US	1,000	182
Verizon Communications	22,000	891
		3,037

Consumer Discretionary (5.7%)
AutoZone*	100	313
BorgWarner	5,600	198
Canadian Tire, Cl A	2,100	216
eBay	6,400	356
H&R Block	6,300	365
Honda Motor ADR	11,200	362
Murphy USA	400	202
		2,012

Consumer Staples (12.6%)
Altria Group	8,100	397
Archer-Daniels-Midland	5,400	335
Bunge Global	2,600	273
Campbell Soup	5,900	276
Conagra Brands	10,800	327
General Mills	5,700	383
Ingredion	1,800	224
Kellanova	6,600	384
Kraft Heinz	12,600	444
Kroger	12,700	692
Loblaw	3,100	382
Molson Coors Beverage, Cl B	5,900	312
WK Kellogg	1,650	29
		4,458

Energy (4.4%)
Chevron	2,800	449
Eni ADR	10,800	346
ExxonMobil	4,900	581
TotalEnergies ADR	2,500	170
		1,546

Financials (12.2%)
Aflac	4,500	429
Axis Capital Holdings	2,800	212
Bank of New York Mellon	8,900	579
Bank of Nova Scotia	2,300	107
Berkshire Hathaway, Cl B*	700	307
Canadian Imperial Bank of Commerce	4,400	228
Everest Group	600	236
LSV U.S. Managed Volatility Fund
	Shares	Value (000)
Financials (continued)
Federated Hermes, Cl B	5,000	$172
Hartford Financial Services Group	5,500	610
Loews	2,100	168
MetLife	1,700	131
OceanFirst Financial	5,730	104
Old Republic International	10,200	353
Sixth Street Specialty Lending	7,300	152
Unum Group	3,200	184
Western Union	26,200	312
		4,284

Health Care (16.4%)
Amgen	800	266
Bristol-Myers Squibb	7,900	376
Cardinal Health	4,100	413
Cigna Group	800	279
CVS Health	6,700	404
Exelixis*	12,100	284
Gilead Sciences	9,000	684
GSK ADR	9,100	353
Incyte*	4,500	293
Jazz Pharmaceuticals*	2,000	220
Johnson & Johnson	2,500	395
McKesson	800	494
Merck	6,000	679
Organon	1,993	44
Pfizer	5,900	180
Sanofi ADR	3,600	186
United Therapeutics*	700	219
		5,769

Industrials (7.5%)
Allison Transmission Holdings	5,600	496
CSG Systems International	5,800	272
Cummins	1,400	409
Lockheed Martin	800	434
PACCAR	3,500	345
Snap-on	1,200	344
Textron	3,200	297
		2,597

Information Technology (21.3%)
Amdocs	10,300	901
Arrow Electronics*	2,400	297
Avnet	8,400	451
Canon ADR	16,400	510
Cisco Systems	17,300	838
Cognizant Technology Solutions, Cl A	4,200	318
Dell Technologies, Cl C	2,500	284
Dropbox, Cl A*	11,200	268
F5*	1,300	265
Gen Digital	7,700	200

Schedule of Investments
July 31, 2024 (Unaudited)

LSV U.S. Managed Volatility Fund
	Shares	Value (000)
Information Technology (continued)
Hewlett Packard Enterprise	23,400	$466
HP	13,500	487
International Business Machines	4,500	864
Juniper Networks	9,600	362
NetApp	2,700	343
Open Text	4,100	129
Oracle	1,200	167
TD SYNNEX	2,900	346
		7,496

Materials (4.1%)
Berry Global Group	3,100	204
CF Industries Holdings	2,400	183
Graphic Packaging Holding	9,700	292
NewMarket	800	449
Reliance	500	152
Sonoco Products	3,200	173
		1,453

Utilities (6.5%)
American Electric Power	2,200	216
Entergy	2,900	336
Evergy	4,200	244
Exelon	3,800	141
National Fuel Gas	5,200	305
NRG Energy	2,600	195
Otter Tail	2,400	233
PPL	8,900	265
Vistra	4,500	356
		2,291

TOTAL COMMON STOCK
(Cost $29,581)		34,943
LSV U.S. Managed Volatility Fund
	Face Amount (000)	Value (000)
Repurchase Agreement (0.1%)
South Street Securities
5.030%, dated 07/31/2024, to be repurchased on 08/01/2024, repurchase price $24 (collateralized by various U.S. Treasury obligations, ranging in par value $0 - $15, 0.750% - 4.875%, 11/15/2025 – 02/15/2033; total market value $25)	$24	$24

TOTAL REPURCHASE AGREEMENT
(Cost $24)		24

Total Investments – 99.5%
(Cost $29,605)		$34,967

Percentages are based on Net Assets of $35,149 (000).

*	Non-income producing security.

ADR — American Depositary Receipt
Cl — Class

LSV-QH-007-2100

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